Convertible Debt Arrangements - Schedule of Notes Payable Under Convertible Debt and Debenture Agreements, Net (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Total convertible debt arrangements, net	$ 19,000	$ 111,351	$ 997,365
JMJ Financial [Member]
Total convertible debt arrangements, net		109,000	109,000
John Fife [Member]
Total convertible debt arrangements, net			885,365
MH Investment Trust II [Member]
Total convertible debt arrangements, net			3,000
Power Up Lending [Member]
Total convertible debt arrangements, net		$ 2,351